SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

25. SUBSEQUENT EVENTS

At-The-Market Sales – Subsequent to December 31, 2022, the Company issued 253,700 common shares in at-the-market offerings under prospectus supplement for gross proceeds of $207. The Company paid a 2.75% cash commission of $6 on gross proceeds, for net proceeds of $201.

Option Agreement – Subsequent to December 31, 2022, the Company elected and received the second anniversary payment of 500,000 common shares of Silver Wolf as per the Option Agreement (see Note 9).

Note Payable – Subsequent to December 31, 2022, the Company made the $5 million payment on the outstanding note payable to Coeur. See Note 13 for more details.

Non-Core Claims Sale – Subsequent to December 31, 2022, the Company agreed to sell to a subsidiary of Hecla Mining Company (“Hecla”) the Eagle Property, consisting of 100% interest in and to the 14 quartz mineral claims located in the Keno Hill Area of the May Mining District of Yukon for cash consideration of C$250.